Share-based Payments - Summary of Share Options and Weighted Average Exercise Prices (Parenthetical) (Details) - £ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price for share options at date of exercise	£ 7.65	£ 18.23	£ 10.43
Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	0.04
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	£ 18.05